Consolidated statement of profit or loss and other comprehensive income $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares
Consolidated statement of profit or loss and other comprehensive income [Abstract]
Exploration expenditure written off	$ 0	$ (37)	$ (31)	$ (45)
Employee benefits expensed	(2,721)	(6,372)	(5,344)	(5,967)
Other expenses	(1,645)	(3,787)	(3,850)	(3,684)
Loss from operating activities	(4,366)	(10,196)	(9,225)	(9,696)
Finance income	328	653	1,411	3,321
Finance costs	(32)	(11)	(11)	(16)
Net finance income / (costs)	296	642	1,400	3,305
Loss before tax	(4,070)	(9,554)	(7,825)	(6,391)
Income tax expense	0	0	0	0
Loss for the year	(4,070)	(9,554)	(7,825)	(6,391)
Loss attributable to equity holders of the company	(4,070)	(9,554)	(7,825)	(6,391)
Items that may be reclassified subsequently to profit and loss
Foreign currency translation difference on foreign operations	207	(269)	(45)	(2,523)
Other comprehensive income/(loss) (net of tax)	207	(269)	(45)	(2,523)
Total comprehensive profit / (loss) for the year	(3,863)	(9,823)	(7,870)	(8,914)
Total comprehensive income / (loss) attributable to the owners of the company	$ (3,863)	$ (9,823)	$ (7,870)	$ (8,914)
Earnings per share
Basic loss per ordinary share (in dollars per share) | (per share)	$ (0.17)	$ (0.41)	$ (0.36)	$ (0.3)
Diluted loss per ordinary share (in dollars per share) | (per share)	$ (0.17)	$ (0.41)	$ (0.36)	$ (0.3)